SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022	December 31, 2021
	(Unaudited)
Accounts Receivable	$18,559,539	$18,340,348
Allowance for credit losses	(10,672,470)	(11,582,186)
Accounts Receivable, net	$7,887,069	$6,758,162
Accounts Receivable - related parties	$15,010,731	$16,032,134
Allowance for credit losses - related parties	(14,051,456)	(15,680,662)
Accounts Receivable - related parties, net	$959,275	$351,472

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2021	$21,217,406
Addition from acquisition of subsidiaries under common control	314,214
Increase in allowance for credit losses	5,134,350
Foreign exchange difference	596,878
Balance at December 31, 2021	$27,262,848
Decrease in allowance for credit losses	(359,724)
Decrease for balance recovered due to transfer of a company	(794,239)
Foreign exchange difference	(1,384,960)
Balance at June 30, 2022 (Unaudited)	$24,723,925

SCHEDULE OF ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years
Cryptocurrency mining machine	3 years

SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR OPERATING LEASES

After completion of the business acquisition of TNM on June 9, 2021, TNM became a subsidiary of the VIE of the Company. The rental income from TNM has become an intercompany revenue and been eliminated since June 9, 2021.

Annual minimum rental income to be received in the next 5 years:
2022	195,527
2023	275,255
2024	91,751
Total	562,533